Schedule of Equipment Subject to Operating Lease (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total Equipment Subject to Operating Lease	$ 3,566	$ 4,622
Accumulated Depreciation	(546)	(949)
Total Equipment Subject to Operating Lease, Net	3,020	3,673
Equipment on Lease [Member]
Property, Plant and Equipment [Line Items]
Total Equipment Subject to Operating Lease
Equipment Available For Lease [Member]
Property, Plant and Equipment [Line Items]
Total Equipment Subject to Operating Lease	$ 3,566	$ 4,622